Supplementary Information to the Consolidated Statements of Loss (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Supplementary Information To Consolidated Statements Of Loss
Salaries and benefits	$ 300,000	$ 414,000	$ 501,000
Insurance	79,000	55,000	74,000
Data processing and retention	23,000	60,000	60,000
Other office expenses	15,000	21,000	22,000
Total	$ 416,924	$ 550,534	$ 656,569